RESTRICTED CASH	3 Months Ended
Jun. 30, 2011
RESTRICTED CASH [Text Block]
8.	RESTRICTED CASH

	June 30,	December 31,
	2011	2010
	(Unaudited)
Restricted cash	$36,840,040	$-

As of June 30, 2011, restricted cash represents the security deposits that serve as collateral for the notes payable, letter of credit and short term loan, amounting to US$21,323,760, US$9,026,440 and US$6,489,840, respectively, from the Fifth Season (Zhejiang) Trade Co., Ltd.